CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Advisors Trust (1933 Act File No. 333-72511; 1940 Act File No. 811-09237) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Calamos Growth and Income Portfolio, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 14 (“Amendment No. 14”) to the Registrant’s Registration Statement, and (b) that Amendment No. 14 was filed electronically.

Dated: May 6, 2011	By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Secretary